Taxes - Schedule of Movement of Deferred Tax Liabilities and Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Deferred Tax Liabilities and Assets [Abstract]
Balance at beginning of the period	$ (246,893)	$ 6,143	$ 6,143	$ 2,169
Current year (reduction) addition			(254,224)	4,304
Foreign exchange difference	(1,464)	301	1,188	(330)
Balance at end of the period	$ (224,583)	$ (150,832)	$ (246,893)	$ 6,143